Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2019
35. Investments in joint ventures and associates
Investments in associates and joint ventures

The section presents information on the Barclays Bank Group’s investments in subsidiaries, joint ventures and associates and its interests in structured entities. Detail is also given on securitisation transactions the Barclays Bank Group has entered into and arrangements that are held off-balance sheet.

35 Investments in associates and joint ventures

Accounting for associates and joint ventures

The Barclays Bank Group applies IAS 28 Investments in Associates and IFRS 11 Joint Arrangements. Associates are entities in which the Barclays Bank Group has significant influence, but not control, over the operating and financial policies. Generally the Barclays Bank Group holds more than 20%, but less than 50%, of their voting shares. Joint ventures are arrangements where the Barclays Bank Group has joint control and rights to the net assets of the entity.

The Barclays Bank Group’s investments in associates and joint ventures are initially recorded at cost and increased (or decreased) each year by the Barclays Bank Group’s share of the post acquisition profit/(loss). The Barclays Bank Group ceases to recognise its share of the losses of equity accounted associates when its share of the net assets and amounts due from the entity have been written off in full, unless it has a contractual or constructive obligation to make good its share of the losses. In some cases, investments in these entities may be held at fair value through profit or loss, for example, those held by private equity businesses.

There are no individually significant investments in joint ventures or associates held by Barclays Bank Group.

	2019			2018
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted	30	265	295	481	281	762
Held at fair value through profit or loss	-	516	516	-	509	509
Total	30	781	811	481	790	1,271

Summarised financial information for the Barclays Bank Group’s equity accounted associates and joint ventures is set out below. The amounts shown are the net income of the investees, not just the Barclays Bank Group’s share, for the year ended 31 December 2019, with the exception of certain undertakings for which the amounts are based on accounts made up to dates not earlier than three months before the balance sheet date.

	Associates		Joint ventures
	2019	2018	2019	2018
	£m	£m	£m	£m
Profit from continuing operations	83	173	86	54
Other comprehensive income / (expenses)	-	28	3	32
Total comprehensive income from continuing operations	83	201	89	86

Unrecognised shares of the losses of individually immaterial associates and joint ventures were £nil (2018: £nil).

The Barclays Bank commitments and contingencies to its associates and joint ventures comprised unutilised credit facilities provided to customers of £1,726m (2018: £1,715m). In addition, the Barclays Bank Group has made commitments to finance or otherwise provide resources to its joint ventures and associates of £nil (2018: £318m).